WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
Class of Warrant or Right [Line Items]
WARRANTS

7.	WARRANTS
In connection with the Note Agreement, on August 11, 2021 the Company granted Warrants to purchase up to 33,357 shares of common stock at a price of $0.01 per share. The Warrants are exercisable at any time through the tenth anniversary from the date of grant. The Warrants have customary anti-dilution provisions for stock splits, stock dividends and recapitalizations of the Company’s common stock. The Warrants have been determined to be liability classified as the exercise price may be reduced and result in the issuance of additional shares in connection with the sale of the Company if such warrants are not assumed. The warrants were initially recorded at fair value with a corresponding debt discount (see Note 6) at grant date and are subsequently remeasured to fair value each reporting period. The Company recorded a fair value loss of $509 thousand, which is included in other income, net in the condensed consolidated statements of operations for the six months ended June 30, 2022. The fair value of the warrant liability as of June 30, 2022 and December 31, 2021 was $1.1 million and $561 thousand, respectively, and is included in other long-term
liabilities in the condensed consolidated balance sheets. As of June 30, 2022, none of the warrants have been exercised.
The Company has determined the warrant liability to be a Level 3 fair value measurement. The Company utilizes the Black-Scholes-Merton (“Black-Scholes”) model to determine the fair value of the Warrants at each reporting date. The significant inputs utilized in the Black-Scholes model as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
Common Stock Fair Value Per Share	$32.07	$16.81
Exercise Price Per Share	$0.01	$0.01
Volatility	75.7%	75.7%
Risk-free rate	3.25%	0.53%
Expected Dividend Rate	0.0%	0.0%
The expected dividend rate is 0.0% as the Company has not and does not intend to pay dividends. The Company utilized the probability weighted expected return method (“PWERM”) to value the Company’s common stock. The Company’s common stock fair value per share under the PWERM was determined by applying a probability weighting to a stay-private scenario and a sale scenario. The probability weighted common stock fair value was adjusted for lack of marketability by applying a blended discount of 23% to arrive at the concluded common stock fair value included in the Black-Scholes model.
The following table summarizes the changes in the warrant liability included in other long-term liabilities (in thousands):

Balance as of December 31, 2021	$561
Change in fair value of warrant liability	509

Balance as of June 30, 2022	$1,070
Other Warrants
The Company had also granted warrants in 2017 and 2018 to purchase 100,000 shares of common stock at a price of $0.96 per share. 75,000 of such warrants expire on January 12, 2027 and the remaining 25,000 expire on July 20, 2028. The warrants are fully vested and exercisable at the Holder’s option at any time. Any shares not exercised at time of an acquisition will automatically be deemed to be cashless exercises. Under the applicable accounting literature, these warrants meet the criteria to be classified as permanent equity within the equity section of the condensed consolidated balance sheet.
In addition, in connection with the Promissory Notes, the Company issued the Promissory Note Warrants to purchase up to 31,024 shares of common stock of the Company at an exercise price of $0.01 per share. The Promissory Note Warrants are fully vested and exercisable at the Holder’s option at any time. Under the applicable accounting literature, these warrants meet the criteria to be classified as permanent equity within the equity section of the condensed consolidated balance sheet.

7.	WARRANTS
In connection with the Note Agreement, on August 11, 2021 the Company granted Warrants to purchase up to 33,357 shares of common stock at a price of $0.01 per share. The Warrants are exercisable at any time through the 10th anniversary from the date of grant. The Warrants have customary anti-dilution provisions for stock splits, stock dividends and recapitalizations of the Company’s common stock. The Warrants have been determined to be liability classified as the exercise price may be reduced and result in the issuance of additional shares in connection with the sale of the Company if such warrants are not assumed. The warrants were initially recorded at fair value with a corresponding debt discount (see Note 6) at grant date and are subsequently remeasured to fair value each reporting period. As of December 31, 2021, there was a gain on fair value of $177 thousand from the grant date, which is recognized in other income in the consolidated statement of operations. The fair value of the warrant liability as of December 31, 2021 is $561 thousand and is included in other long-term liabilities in the consolidated balance sheets, and none of the warrants have been exercised. There were no warrant liability balance as of December 31, 2020.
The Company has determined the warrant liability to be a Level 3 fair value measurement. The Company utilizes the Black-Scholes-Merton (“Black-Scholes”) model to determine the fair value of the Warrants at each reporting date. The significant inputs utilized in the Black-Scholes model as of December 31, 2021 and grant date were as follows:

	December 31, 2021	Grant Date August 11, 2021
Common Stock Fair Value Per Share	$16.81	$22.13
Exercise Price Per Share	$0.01	$0.01
Volatility	75.7%	75.7%
Risk-free rate	0.53%	0.53%
Expected Dividend Rate	0.0%	0.0%
The expected dividend rate is 0.0% as the Company has not paid, and does not intend to pay, dividends. The Company utilized the probability weighted expected return method (“PWERM”) to value the Company’s common stock. The Company’s common stock fair value per share under the PWERM was determined by applying a probability weighting to a stay-private scenario and a sale scenario. The probability weighted common stock fair value was applied a blended discount for lack of marketability of 23% to arrive at the concluded common stock fair value included in the Black-Scholes model.
The following table summarizes the changes in the warrant liability included in other long-term liabilities (in thousands):

Balance as of January 1, 2020	$—
Fair value of Warrants at inception of Note Agreement	—
Change in fair value of warrant liability	—

Balance as of December 31, 2020	$—
Fair value of Warrants at inception of Note Agreement	738
Change in fair value of warrant liability	(177)

Balance as of December 31, 2021	$561

In addition, the Company granted warrants in 2017 and 2018 to purchase 100,000 shares of common stock at a price of $0.96 per share. 75,000 of such warrants expire on January 12, 2027 and the remaining 25,000 expire on July 20, 2028. The warrants are fully vested and exercisable at the Holder’s option at any time. Any shares not exercised at time of an acquisition will automatically be deemed to be cashless exercises. Under the applicable accounting literature, these warrants meet the criteria to be classified as permanent equity within the equity section of the consolidated balance sheet.